Organization and Principal Activities	6 Months Ended
Jun. 30, 2024
Organization and Principal Activities [Abstract]
Organization and principal activities

1. Organization and principal activities

Principal Activities:

Meihua International Medical Technologies Co., Ltd. (“Meihua” or the “Company”) was incorporated on November 10, 2020 in the Cayman Islands. Meihua is a holding company with no operations. Meihua produces and sells medical consumables through its subsidiaries located in People’s Republic of China (“PRC” or “China”).

As of June 30, 2024, the Company’s subsidiaries are as follows:

Entity Name	Registered Location	Percentage of ownership	Date of incorporation	Principal activities
康复国际医疗有限公司 Kang Fu International Medical Co., Limited (“Kang Fu”)	Hong Kong	100% by Meihua	October 13, 2015	Investment holding
扬州华达医疗器械有限公司 Yangzhou Huada Medical Equipment Co., Ltd. (“Huada”)	Yangzhou	100% by Kang Fu	December 24, 2001	Medical Equipment Sales
江苏亚达科技集团有限公司 Jiangsu Yada Technology Group Co., Ltd. (“Yada”)	Yangzhou	100% by Huada	December 5, 1991	Medical Equipment Sales
江苏华东医疗器械实业有限公司 Jiangsu Huadong Medical Device Industry Co., Ltd. (“Huadong”)	Yangzhou	100% by Yada	November 18, 2000	Medical Equipment Sales
海南瑞营科技有限公司 Hainan Ruiying Technology Co., Ltd. (“Hainan Ruiying”)	Hainan	51% by Huadong	October 25, 2023	Medical Equipment Sales

Kang Fu was incorporated on October 13, 2015 with a registered capital of HKD 63,254,200 ($8,109,513). Kang Fu is a holding company with no operations. The following operating entities (Huada, Yada and Huadong) are all directly and indirectly 100% owned by Kang Fu for all the periods presented.

Huada is a subsidiary wholly owned by Kang Fu and established in Yangzhou, China on December 24, 2001 with a registered capital of $602,400. On March 3, 2022, the registered capital was increased to $50,602,400.

Yada is a subsidiary wholly owned by Huada and was established in Yangzhou, China on December 5, 1991 with a registered capital of RMB51,390,000.

Huadong is a subsidiary wholly owned by Yada and was established in Yangzhou, China on November 18, 2000 with a registered capital of RMB50,000,000.

Those three subsidiaries primarily manufacture and sell Class I, II and III disposable medical devices under the Company’s own brands, and distribute Class I, II and III disposable medical devices sourced from other manufacturers to our domestic and overseas customers.

Hainan Ruiying is a subsidiary 51% owned by Huadong and established in Hainan, China on October 25, 2023 with a registered capital of RMB10,000,000.